PFM MULTI-MANAGER SERIES TRUST
(the “Trust”)

Supplement dated August 30, 2024
to the Trust’s Prospectus
dated January 29, 2024, as supplemented, for the
PFM Multi-Manager Domestic Equity Fund

This supplement provides new and additional information to the Trust's Prospectus dated January 29, 2024, as amended. You can find the Prospectus, as well as other information about the PFM Multi-Manager Domestic Equity Fund (the “Fund”), online at mmst.pfmam.com and may also obtain this information at no charge by calling 1-833-PFM-MMST (1-833-736-6678).

Effective August 1, 2024, the list of sub-advisers for the Fund in the table under the heading “Sub-Advisers” beginning on page 45 of the Prospectus is hereby revised as follows:

Fund	Sub-Adviser	Strategy	Sub-Adviser Since
PFM Multi-Manager Domestic Equity Fund	Aristotle Atlantic Partners, LLC 50 Central Ave, Suite 750 Sarasota, FL 34236	Large-Capitalization	2021

	Vaughan Nelson Investment Management, L.P. 600 Travis, Suite 3800 Houston, Texas 77002	Large-Capitalization	Inception

	Jacobs Levy Equity Management, Inc. 100 Campus Drive, 4th Floor East Florham Park, New Jersey 07932	Small-Capitalization	2019

Please keep this supplement with your SAI for future reference.
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